COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Nov. 16, 2021	Dec. 31, 2023	Dec. 31, 2022
Collaboration Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual royalty due		$ 0	$ 15,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement description	3 years
Consulting payments percentage description	The Company will pay the consultant a percentage of gross profits as follows: (i) 10% of gross profits up to $1,000,000, (ii) 7.5% of gross profits from $1,000,001 to $5,000,000, and (iii) 5% for gross profits exceeding $5,000,001. As of December 31, 2023 and the date of this filing, no amounts have been earned under this contract
Medical Advisory Board Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement description	1 year
Cash consideration for services to be rendered		45,000
Accrued service consideration		120,001	$ 128,891
Medical Advisory Board Agreements [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock consideration for services to be rendered		$ 155,000